Other Income (Expense), Net (Details) - Schedule of Other Income (Expense), Net - USD ($) $ in Thousands		3 Months Ended						9 Months Ended				12 Months Ended
		Oct. 01, 2023		Oct. 01, 2023	[4]	Sep. 30, 2022		Oct. 01, 2023		Sep. 30, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Schedule of Other Income (Expense), Net [Abstract]
Change in fair value of redeemable convertible preferred stock warrant liability		$ 39				$ 3		$ 9,455		$ (142)
Change in fair value of SAFE agreements												$ 0		$ (1,306)		$ (15)
Change in fair value of Carlyle warrants		12,689						12,689
Change in fair value of derivative liabilities												0		(336)		(50)
Change in fair value of warrant liabilities												(5,211)		(330)		24
Change in fair value of FACT public, private placement and working capital warrants		4,170						4,170
Gain on extinguishment of convertible notes and SAFE agreements			[1]				[1]		[1]	3,235	[1]	3,235	[2]	0	[2]	0	[2]
Loss on CS Solis debt extinguishment		(10,338)						(10,338)
Bonus shares issued in connection with the Merger		(2,394)	[3]	$ (2,394)			[3]	(2,394)	[3],[4]		[3]
Issuance of forward purchase agreements	[5]	76						76
Change in fair value of forward purchase agreement liabilities	[6]	(6,661)						(6,661)
Issuance of shares in connection with the forward purchase agreements	[7]	(35,490)						(35,490)
Forgiveness of Paycheck Protection Plan loan												0		1,754		0
Other, net		(94)				1		191		87		118		(22)		0
Total other income (expense), net		$ (38,003)				$ 4		$ (28,302)		$ 3,180		$ (1,858)		$ (240)		$ (41)

[1]	Includes zero and $1.4 million of other income for the three and nine months ended September 30, 2022, respectively, recognized upon the conversion of related party convertible notes and SAFEs.
[2]	Includes $1.4 million of other income recognized upon the conversion of related party convertible notes and SAFEs
[3]	Includes $0.7 million of other expense for each of the thirteen and thirty-nine weeks ended October 1, 2023 for bonus shares issued to related parties in connection with the Mergers.
[4]	Includes 120,000 shares of Complete Solaria Common Stock issued to related parties.
[5]	Includes $0.3 million of other income for each of the thirteen and thirty-nine weeks ended October 1, 2023 for forward purchase agreements entered into with related parties.
[6]	Includes $5.9 million of other expense for each of the thirteen and thirty-nine weeks ended October 1, 2023 for forward purchase agreements entered into with related parties.
[7]	Includes $30.7 million of other expense for each of the thirteen and thirty-nine weeks ended October 1, 2023 for shares issued to related parties in connection with the forward purchase agreements.